Segmented Information (Tables)	3 Months Ended
Feb. 28, 2021
Segment Reporting [Abstract]
Revenue from external customers and long-lived assets, by geographical areas
	For the three months ended
	February 28,	February 29,
	2021	2020
	$	$

Revenue
United States	—	377,554

	February 28,	November 30,
	2021	2020
Total assets
Canada	2,683,035	3,387,055

Total property and equipment
Canada	1,704,755	1,770,137